UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Investors Trust

QUARTERLY PORTFOLIO HOLDINGS

7.31.2010

Ticker | JHI

John Hancock Investors Trust
As of 7-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Corporate Bonds 104.68%				$172,683,475
(Cost $168,335,242)

Consumer Discretionary 26.62%				43,910,096

Auto Components 2.76%
Allison Transmission, Inc. (S)(Z)	11.000%	11/01/15	$1,000,000	1,075,000
Exide Technologies, Series B (Z)	10.500	03/15/13	980,000	994,684
Lear Corp. (Z)	8.125	03/15/20	525,000	546,000
Tenneco, Inc. (Z)	8.625	11/15/14	1,485,000	1,529,550
The Goodyear Tire & Rubber Company (Z)	10.500	05/15/16	145,000	162,400
The Goodyear Tire & Rubber Company (Z)	8.625	12/01/11	245,000	254,800

Auto Manufacturers 0.25%
Volvo Treasury AB (S)(Z)	5.950	04/01/15	390,000	417,268

Food Products 0.29%
JBS Finance II, Ltd. (S)	8.250	01/29/18	475,000	478,563

Hotels, Restaurants & Leisure 7.72%
Downstream Development Authority of the Quapaw Tribe of
Oklahoma (S)(Z)	12.000	10/15/15	2,000,000	1,920,000
Great Canadian Gaming Corp. (S)(Z)	7.250	02/15/15	1,000,000	1,005,000
Greektown Superholdings, Inc. (S)	13.000	07/01/15	2,179,000	2,386,005
HRP Myrtle Beach Operations LLC (H)(S)	-	04/01/12	1,745,000	-
Jacobs Entertainment, Inc. (Z)	9.750	06/15/14	1,000,000	917,500
Landry's Restaurants, Inc.	11.625	12/01/15	360,000	385,200
Little Traverse Bay Bands of Odawa Indians (H)(S)	10.250	02/15/14	1,000,000	340,000
Marquee Holdings, Inc. (Z)	12.000	08/15/14	215,000	176,838
Mashantucket Western Pequot Tribe (H)(S)	5.912	09/01/21	275,000	179,820
Mashantucket Western Pequot Tribe, Series A (H)(S)	8.500	11/15/15	2,000,000	340,000
MGM Resorts International (S)(Z)	9.000	03/15/20	140,000	147,000
Mohegan Tribal Gaming Authority (Z)	7.125	08/15/14	1,000,000	690,000
MTR Gaming Group, Inc. (Z)	12.625	07/15/14	1,055,000	1,105,113
MTR Gaming Group, Inc., Series B (Z)	9.000	06/01/12	940,000	817,800
Pokagon Gaming Authority (S)(Z)	10.375	06/15/14	694,000	722,628
Turning Stone Resort Casino Enterprises (S)(Z)	9.125	09/15/14	485,000	492,881
Waterford Gaming LLC (S)(Z)	8.625	09/15/14	1,031,000	683,175
Yonkers Racing Corp. (S)(Z)	11.375	07/15/16	390,000	422,175

Household Durables 1.17%
Standard Pacific Corp.	8.375	05/15/18	140,000	136,150
Standard Pacific Corp. (Z)	6.250	04/01/14	155,000	146,088
Whirlpool Corp. (Z)	8.000	05/01/12	1,500,000	1,642,251

Household Products 0.12%
Revlon Consumer Products Corp.	9.750	11/15/15	185,000	192,400

Leisure Equipment & Products 0.30%
Easton-Bell Sports, Inc.	9.750	12/01/16	465,000	489,413

Media 10.10%
AMC Entertainment, Inc. (Z)	8.750	06/01/19	350,000	367,500
Cablevision Systems Corp. (S)(Z)	8.625	09/15/17	740,000	794,575
Cablevision Systems Corp. (Z)	8.000	04/15/20	595,000	629,213
Canadian Satellite Radio Holdings, Inc. (Z)	12.750	02/15/14	2,000,000	1,820,000
CCO Holdings LLC / CCO Holdings Capital Corp. (S)	8.125	04/30/20	275,000	290,813
CCO Holdings LLC/CCO Holdings Capital Corp. (S)	7.875	04/30/18	420,000	439,950
Cinemark USA, Inc. (Z)	8.625	06/15/19	245,000	254,800
Clear Channel Communications, Inc.	10.750	08/01/16	1,385,000	1,057,794

1

John Hancock Investors Trust
As of 7-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Consumer Discretionary (continued)
Clear Channel Communications, Inc., PIK	11.000%	08/01/16	$1,806,617	$1,282,698
Clear Channel Worldwide Holdings, Inc. (S)(Z)	9.250	12/15/17	100,000	104,000
Clear Channel Worldwide Holdings, Inc., Series B (S)(Z)	9.250	12/15/17	395,000	414,750
CSC Holdings LLC	8.500	06/15/15	755,000	812,569
DirecTV Holdings LLC / DirecTV Financing Company, Inc.	5.875	10/01/19	355,000	394,691
News America Holdings, Inc. (Z)	7.750	01/20/24	980,000	1,209,213
Quebecor Media, Inc. (Z)	7.750	03/15/16	95,000	96,425
Regal Cinemas Corp. (Z)	8.625	07/15/19	130,000	134,550
Sirius XM Radio, Inc. (S)(Z)	8.750	04/01/15	2,000,000	2,060,000
SuperMedia, Inc., Escrow Certificates (I)	8.000	11/15/16	2,000,000	-
Time Warner Cable, Inc. (Z)	8.250	04/01/19	375,000	470,927
Vertis, Inc., Series A, PIK	18.500	10/01/12	830,037	755,334
Videotron Ltee (Z)	6.375	12/15/15	300,000	304,500
XM Satellite Radio, Inc. (S)(Z)	13.000	08/01/13	1,650,000	1,868,625
XM Satellite Radio, Inc. (S)(Z)	11.250	06/15/13	1,005,000	1,092,938

Multiline Retail 2.26%
Macy's Retail Holdings, Inc. (Z)	8.375	07/15/15	1,000,000	1,118,750
Michaels Stores, Inc. (Z)	11.375	11/01/16	1,975,000	2,118,188
Michaels Stores, Inc. (Z)	10.000	11/01/14	85,000	88,825
Reynolds Group Issuer, Inc. (S)	8.500	05/15/18	390,000	400,725

Specialty Retail 0.79%
Hillman Group, Inc. (S)	10.875	06/01/18	290,000	303,775
Sonic Automotive, Inc.	9.000	03/15/18	145,000	148,988
Staples, Inc. (Z)	9.750	01/15/14	500,000	615,946
Toys R Us Property Company LLC (S)(Z)	8.500	12/01/17	225,000	236,813

Textiles, Apparel & Luxury Goods 0.86%
Burlington Coat Factory Warehouse Corp. (Z)	11.125	04/15/14	360,000	377,100
Hanesbrands, Inc. (Z)	8.000	12/15/16	455,000	476,044
Phillips-Van Heusen Corp. (Z)	7.375	05/15/20	550,000	573,375

Consumer Staples 3.46%				5,703,942

Beverages 0.70%
Anheuser-Busch InBev Worldwide, Inc. (S)(Z)	7.200	01/15/14	1,000,000	1,157,740

Food Products 1.70%
BFF International, Ltd. (S)(Z)	7.250	01/28/20	1,000,000	1,032,500
Bumble Bee Foods LLC (S)(Z)	7.750	12/15/15	140,000	144,200
Bunge Ltd. Finance Corp. (Z)	5.350	04/15/14	1,015,000	1,082,834
Corp. Pesquera Inca SAC (S)(Z)	9.000	02/10/17	350,000	350,438
TreeHouse Foods, Inc. (Z)	7.750	03/01/18	175,000	184,844

Household Products 0.61%
Yankee Acquisition Corp. (Z)	8.500	02/15/15	655,000	674,650
Yankee Acquisition Corp., Series B (Z)	9.750	02/15/17	315,000	327,600

Tobacco 0.45%
Lorillard Tobacco Company (Z)	6.875	05/01/20	720,000	749,136

Energy 12.48%				20,597,177

Energy Equipment & Services 1.36%
Delek & Avner-Yam Tethys, Ltd. (S)(Z)	5.326	08/01/13	136,161	137,258
Gazprom (S)(Z)	9.625	03/01/13	1,000,000	1,133,120
Offshore Group Investments, Ltd. (S)	11.500	08/01/15	990,000	985,050

2

John Hancock Investors Trust
As of 7-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Energy (continued)

Oil, Gas & Consumable Fuels 11.12%
Arch Coal, Inc. (S)(Z)	8.750%	08/01/16	$665,000	$713,213
Atlas Pipeline Partners LP (Z)	8.125	12/15/15	140,000	138,950
Copano Energy LLC (Z)	8.125	03/01/16	250,000	256,250
Devon Energy Corp. (Z)	5.625	01/15/14	1,035,000	1,158,121
Drummond Company, Inc. (Z)	7.375	02/15/16	1,760,000	1,760,000
Gibson Energy ULC/GEP Midstream Finance Corp.	10.000	01/15/18	390,000	401,700
Gulf South Pipeline Company LP (S)(Z)	5.750	08/15/12	1,000,000	1,070,226
Linn Energy LLC (S)(Z)	8.625	04/15/20	390,000	414,375
MarkWest Energy Partners LP (Z)	8.750	04/15/18	500,000	538,125
MarkWest Energy Partners LP, Series B (Z)	8.500	07/15/16	500,000	527,500
McMoRan Exploration Company (Z)	11.875	11/15/14	1,100,000	1,138,500
Niska Gas Storage US LLC (S)(Z)	8.875	03/15/18	565,000	593,250
Overseas Shipholding Group, Inc. (Z)	8.125	03/30/18	500,000	507,500
Pan American Energy LLC (S)	7.875	05/07/21	350,000	353,500
Petro-Canada (Z)	9.250	10/15/21	1,000,000	1,365,178
Petroleos de Venezuela SA	5.000	10/28/15	740,000	425,500
Petroleos Mexicanos (S)(Z)	6.000	03/05/20	360,000	384,300
Petroleos Mexicanos (S)(Z)	4.875	03/15/15	1,000,000	1,047,500
Plains All American Pipeline LP (Z)	6.500	05/01/18	1,000,000	1,132,788
RDS Ultra-Deepwater, Ltd. (S)(Z)	11.875	03/15/17	750,000	735,000
Regency Energy Partners LP (S)(Z)	9.375	06/01/16	1,140,000	1,242,600
Thermon Industries, Inc. (S)	9.500	05/01/17	1,950,000	1,998,750
Valero Energy Corp. (Z)	6.125	02/01/20	205,000	222,413
Valero Energy Corp. (Z)	4.500	02/01/15	205,000	216,510

Financials 15.26%				25,167,414

Capital Markets 1.32%
Morgan Stanley (Z)	6.000	04/28/15	1,000,000	1,077,277
The Goldman Sachs Group, Inc. (Z)	6.250	09/01/17	1,000,000	1,093,017

Commercial Banks 2.24%
Barclays Bank PLC (6.860% to 6-15-32 then 6 month LIBOR
+ 1.730%) (S)(Z)	6.860	06/15/32	1,595,000	1,371,700
BOM Capital PLC (S)(Z)	6.699	03/11/15	355,000	357,663
Chuo Mitsui Trust & Banking Company, Ltd. (5.506% to 4-15-15,
then 3 month LIBOR + 2.490%) (S)(Z)	5.506	04/15/15	905,000	853,840
HSBC Finance Capital Trust IX (5.911% to 11-30-15, then
3 month LIBOR 1.926%) (Z)	5.911	11/30/35	700,000	612,500
State Bank of India/London (S)	4.500	07/27/15	500,000	507,249

Consumer Finance 1.31%
American Express Credit Corp. (Z)	5.125	08/25/14	1,000,000	1,088,964
Ford Motor Credit Company LLC (Z)	8.700	10/01/14	500,000	540,632
Midwest Gaming Borrower LLC/Midwest Finance Corp. (S)(Z)	11.625	04/15/16	80,000	80,800
SLM Corp., MTN (Z)	8.450	06/15/18	485,000	451,853

Diversified Financial Services 4.81%
Astoria Depositor Corp., Series B (S)	8.144	05/01/21	750,000	742,500
Beaver Valley Funding (Z)	9.000	06/01/17	607,000	678,511
Bosphorus Financial Services, Ltd. (P)(S)(Z)	2.176	02/15/12	218,750	214,393
CCM Merger, Inc. (S)(Z)	8.000	08/01/13	2,420,000	2,226,400
Crown Castle Towers LLC (S)	4.883	08/15/20	750,000	754,958
Nationstar Mortgage/Nationstar Capital Corp. (S)(Z)	10.875	04/01/15	375,000	313,594
NB Capital Trust IV (Z)	8.250	04/15/27	1,130,000	1,155,425
Odebrecht Finance, Ltd. (S)(Z)	7.500	10/18/17	725,000	783,000

3

John Hancock Investors Trust
As of 7-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Financials (continued)
Orascom Telecom Finance SCA (S)(Z)	7.875%	02/08/14	$280,000	$259,000
TAM Capital, Inc. (Z)	7.375	04/25/17	860,000	814,850

Insurance 2.50%
CNA Financial Corp. (Z)	7.350	11/15/19	655,000	711,768
Liberty Mutual Group, Inc. (S)(Z)	7.500	08/15/36	515,000	493,465
Liberty Mutual Group, Inc. (S)(Z)	7.300	06/15/14	750,000	819,989
Liberty Mutual Group, Inc. (10.750% to 6-15-38, then 3 month
LIBOR + 7.120%) (S)(Z)	10.750	06/15/58	1,000,000	1,095,000
Lincoln National Corp. (7.000% to 5-17-16, then 3 month LIBOR
+ 2.358%) (Z)	7.000	05/17/66	370,000	334,628
Symetra Financial Corp. (8.300% to 10-15-17, then 3 month
LIBOR + 4.177%) (S)(Z)	8.300	10/15/37	520,000	431,600
Willis North America, Inc. (Z)	7.000	09/29/19	215,000	230,428

Real Estate Investment Trusts 1.45%
Dexus Property Group (S)(Z)	7.125	10/15/14	1,000,000	1,085,481
Dupont Fabros Technology LP	8.500	12/15/17	350,000	372,313
Health Care REIT, Inc. (Z)	6.200	06/01/16	345,000	379,406
Healthcare Realty Trust, Inc. (Z)	8.125	05/01/11	165,000	172,151
Plum Creek Timberlands LP (Z)	5.875	11/15/15	345,000	381,281

Real Estate Management & Development 1.63%
Realogy Corp.	10.500	04/15/14	1,095,000	941,700
Realogy Corp., PIK	11.000	04/15/14	1,740,941	1,486,328
Sable International Finance, Ltd. (S)(Z)	7.750	02/15/17	250,000	253,750

Health Care 3.33%				5,501,381

Health Care Equipment & Supplies 0.62%
Covidien International Finance SA (Z)	5.450	10/15/12	945,000	1,031,299

Health Care Providers & Services 2.45%
BioScrip, Inc. (S)(Z)	10.250	10/01/15	285,000	289,275
CIGNA Corp. (Z)	6.375	10/15/11	635,000	670,361
Express Scripts, Inc. (Z)	6.250	06/15/14	965,000	1,103,119
Hanger Orthopedic Group, Inc. (Z)	10.250	06/01/14	1,000,000	1,055,000
HCA, Inc.	8.500	04/15/19	830,000	917,150

Pharmaceuticals 0.26%
Catalent Pharma Solutions, Inc., PIK (Z)	9.500	04/15/15	436,268	435,177

Industrials 15.43%				25,453,174

Aerospace & Defense 1.88%
Bombardier, Inc. (S)(Z)	7.750	03/15/20	300,000	323,250
Colt Defense LLC (S)(Z)	8.750	11/15/17	175,000	140,438
Embraer Overseas, Ltd. (Z)	6.375	01/15/20	885,000	940,313
Hawker Beechcraft Acquisition Company LLC (Z)	8.500	04/01/15	855,000	688,275
Kratos Defense & Security Solutions, Inc. (S)	10.000	06/01/17	400,000	414,500
L-3 Communications Corp., Series B (Z)	6.375	10/15/15	200,000	205,000
PharmaNet Development Group, Inc. (S)(Z)	10.875	04/15/17	390,000	388,050

Airlines 4.80%
Continental Airlines, Inc. (Z)	8.307	04/02/18	332,497	330,003
Continental Airlines, Inc.	7.033	06/15/11	111,756	109,801
Continental Airlines, Inc. (Z)	6.545	02/02/19	232,651	234,978
Delta Air Lines, Inc. (S)(Z)	12.250	03/15/15	410,000	449,463
Delta Air Lines, Inc. (S)(Z)	9.500	09/15/14	1,495,000	1,618,338

4

John Hancock Investors Trust
As of 7-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Industrials (continued)
Delta Air Lines, Inc. (Z)	6.821%	08/10/22	$783,709	$793,505
Global Aviation Holdings, Ltd. (S)(Z)	14.000	08/15/13	1,385,000	1,469,831
United Air Lines, Inc. (Z)	12.750	07/15/12	685,000	753,500
United Air Lines, Inc. (S)(Z)	12.000	11/01/13	820,000	880,475
United Air Lines, Inc. (Z)	10.400	11/01/16	345,956	377,092
United Air Lines, Inc. (S)(Z)	9.875	08/01/13	160,000	171,600
United Air Lines, Inc. (Z)	9.750	01/15/17	680,484	735,773

Building Materials 0.22%
Rearden G Holdings EINS GmbH (S)(Z)	7.875	03/30/20	200,000	206,000
Voto-Votorantim Overseas Trading Operations NV (S)(Z)	6.625	09/25/19	160,000	163,800

Commercial Services & Supplies 3.60%
ACCO Brands Corp.	10.625	03/15/15	615,000	682,650
ARAMARK Corp. (Z)	8.500	02/01/15	1,000,000	1,033,750
Garda World Security Corp. (S)(Z)	9.750	03/15/17	765,000	807,075
Iron Mountain, Inc. (Z)	8.375	08/15/21	760,000	807,500
MSX International, Inc. (S)	12.500	04/01/12	1,850,000	1,517,000
The Geo Group, Inc. (S)(Z)	7.750	10/15/17	450,000	464,625
Waste Services, Inc.	9.500	04/15/14	600,000	621,750

Electrical Equipment 0.18%
Coleman Cable, Inc.	9.000	02/15/18	295,000	293,525

Industrial Conglomerates 0.49%
Hutchison Whampoa International, Ltd. (S)(Z)	6.500	02/13/13	365,000	401,695
Hutchison Whampoa International, Ltd. (S)(Z)	4.625	09/11/15	385,000	409,566

Machinery 0.52%
Ingersoll-Rand Global Holding Company, Ltd. (Z)	6.000	08/15/13	545,000	607,945
Mueller Water Products, Inc. (Z)	7.375	06/01/17	280,000	255,150

Marine 1.49%
Navios Maritime Holdings, Inc. (Z)	9.500	12/15/14	2,500,000	2,450,000

Road & Rail 2.25%
Avis Budget Car Rental LLC (S)(Z)	9.625	03/15/18	345,000	359,663
CSX Corp. (Z)	6.300	03/15/12	1,000,000	1,071,235
Kansas City Southern de Mexico SA de CV (S)(Z)	8.000	02/01/18	400,000	424,000
RailAmerica, Inc. (Z)	9.250	07/01/17	448,000	484,960
Western Express, Inc. (S)(Z)	12.500	04/15/15	1,395,000	1,367,100

Information Technology 2.14%				3,527,063

Electronic Equipment, Instruments & Components 1.35%
Freescale Semiconductor, Inc. (S)(Z)	9.250	04/15/18	290,000	299,425
Freescale Semiconductor, Inc. (Z)	8.875	12/15/14	2,000,000	1,930,000

Internet & Catalog Retail 0.25%
GXS Worldwide, Inc. (S)(Z)	9.750	06/15/15	430,000	412,800

IT Services 0.15%
Equinix, Inc. (Z)	8.125	03/01/18	235,000	244,988

Software 0.39%
Vangent, Inc. (Z)	9.625	02/15/15	670,000	639,850

Materials 11.12%				18,340,073

Chemicals 2.80%
American Pacific Corp. (Z)	9.000	02/01/15	565,000	558,644

5

John Hancock Investors Trust
As of 7-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Materials (continued)
Berry Plastics Corp. (Z)	8.875%	09/15/14	$430,000	$428,925
Berry Plastics Corp. (Z)	8.250	11/15/15	770,000	787,325
Lumena Resources Corp. (S)(Z)	12.000	10/27/14	850,000	752,250
Sterling Chemicals, Inc. (Z)	10.250	04/01/15	1,000,000	980,000
The Dow Chemical Company (Z)	5.900	02/15/15	1,000,000	1,108,570

Containers & Packaging 1.96%
Ball Corp. (Z)	6.750	09/15/20	235,000	246,750
Cascades, Inc.	7.875	01/15/20	240,000	249,000
Graphic Packaging International, Inc. (Z)	9.500	08/15/13	2,500,000	2,543,750
Graphic Packaging International, Inc. (Z)	9.500	06/15/17	185,000	197,950

Metals & Mining 3.54%
CII Carbon LLC (S)(Z)	11.125	11/15/15	2,200,000	2,255,000
CSN Islands XI Corp (S)(Z)	6.875	09/21/19	250,000	262,813
Essar Steel Algoma, Inc. (S)(Z)	9.375	03/15/15	500,000	480,625
Freeport-McMoRan Copper & Gold, Inc. (Z)	8.375	04/01/17	220,000	245,850
Gerdau Holdings, Inc. (S)(Z)	7.000	01/20/20	360,000	383,400
Rio Tinto Finance USA, Ltd. (Z)	7.125	07/15/28	710,000	858,465
Ryerson, Inc. (Z)	12.000	11/01/15	1,000,000	1,047,500
Teck Resources, Ltd. (Z)	10.750	05/15/19	240,000	299,712

Paper & Forest Products 2.82%
Boise Paper Holdings LLC	8.000	04/01/20	515,000	533,025
Grupo Papelero Scribe SA (S)(Z)	8.875	04/07/20	1,800,000	1,611,000
NewPage Corp. (Z)	11.375	12/31/14	1,085,000	1,004,981
NewPage Corp. (Z)	10.000	05/01/12	2,000,000	1,130,000
PE Paper Escrow GmbH (S)(Z)	12.000	08/01/14	95,000	106,875
Verso Paper Holdings LLC	11.500	07/01/14	245,000	267,663

Telecommunication Services 10.68%				17,619,413

Diversified Telecommunication Services 4.97%
Axtel SAB de CV (S)(Z)	9.000	09/22/19	260,000	235,300
Axtel SAB de CV (S)(Z)	7.625	02/01/17	810,000	724,950
BellSouth Corp. (Z)	6.300	12/15/15	648,639	710,628
CCH II LLC / CCH II Capital Corp.	13.500	11/30/16	841,501	999,282
Cincinnati Bell, Inc. (Z)	8.750	03/15/18	540,000	527,850
Citizens Communications Company (Z)	7.125	03/15/19	530,000	537,950
Frontier Communications Corp. (S)(Z)	8.750	04/15/22	435,000	466,538
Frontier Communications Corp. (S)(Z)	8.500	04/15/20	505,000	539,088
Indosat Palapa Company BV (S)	7.375	07/29/20	675,000	705,375
Intelsat Bermuda, Ltd. (Z)	11.250	02/04/17	1,470,000	1,558,200
Telecom Italia Capital SA (Z)	6.175	06/18/14	1,105,000	1,200,812

Wireless Telecommunication Services 5.71%
Bakrie Telecom Pte, Ltd. (S)	11.500	05/07/15	750,000	731,250
CC Holdings GS V LLC (S)(Z)	7.750	05/01/17	410,000	447,925
Digicel Group, Ltd. (S)(Z)	10.500	04/15/18	485,000	518,950
Digicel Group, Ltd. (S)(Z)	8.250	09/01/17	850,000	869,125
Nextel Communications, Inc. (Z)	7.375	08/01/15	1,340,000	1,326,600
NII Capital Corp.	10.000	08/15/16	320,000	353,600
NII Capital Corp.	8.875	12/15/19	400,000	424,000
SBA Tower Trust (S)	5.101	04/15/17	580,000	620,396
Sprint Capital Corp. (Z)	8.750	03/15/32	1,065,000	1,079,644
Sprint Capital Corp. (Z)	8.375	03/15/12	1,970,000	2,088,200
Sprint Capital Corp. (Z)	6.900	05/01/19	1,000,000	953,750

6

John Hancock Investors Trust
As of 7-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Utilities 4.16%				$6,863,742

Electric Utilities 2.60%
Aes Dominicana Energia Finance SA (S)	11.000%	12/13/15	$185,000	194,713
BVPS II Funding Corp. (Z)	8.890	06/01/17	590,000	688,926
CE Generation LLC (Z)	7.416	12/15/18	529,750	536,512
Exelon Corp. (Z)	4.900	06/15/15	1,015,000	1,101,783
FPL Energy National Wind LLC (S)(Z)	5.608	03/10/24	272,761	271,645
PNPP II Funding Corp. (Z)	9.120	05/30/16	313,000	340,891
TXU Corp. (Z)	7.460	01/01/15	283,295	243,382
United Maritime Group LLC (S)	11.750	06/15/15	475,000	471,438
Waterford 3 Funding Corp. (Z)	8.090	01/02/17	418,045	436,317

Independent Power Producers & Energy Traders 0.79%
AES Eastern Energy LP (Z)	9.000	01/02/17	943,091	976,100
Ipalco Enterprises, Inc. (Z)	8.625	11/14/11	315,000	329,569

Multi-Utilities 0.74%
DTE Energy Company (Z)	7.625	05/15/14	1,040,000	1,218,883

Water Utilities 0.03%
Indiantown Cogeneration LP, Series A-9	9.260	12/15/10	53,181	53,583

Convertible Bonds 4.86%				$8,012,891
(Cost $7,133,358)

Consumer Discretionary 3.86%				6,372,116

Automobiles 2.80%
Ford Motor Company (Z)	4.250%	11/15/16	$2,400,000	3,651,000
TRW Automotive, Inc. (S)(Z)	3.500	12/01/15	720,000	977,400

Media 1.06%
XM Satellite Radio, Inc. (S)(Z)	7.000	12/01/14	1,770,000	1,743,716

Financials 0.37%				606,900

Capital Markets 0.15%
Knight Capital Group, Inc. (S)(Z)	3.500	03/15/15	250,000	238,750

Real Estate Investment Trusts 0.22%
Corporate Office Properties LP (S)(Z)	4.250	04/15/30	370,000	368,150

Industrials 0.63%				1,033,875

Airlines 0.34%
UAL Corp. (Z)	4.500	06/30/21	550,000	558,250

Containers & Packaging 0.29%
Owens-Brockway Glass Container, Inc. (S)(Z)	3.000	06/01/15	500,000	475,625

U.S. Government & Agency Obligations 18.95%				$31,258,657
(Cost $29,930,880)

U.S. Government 16.17%				26,676,246
U.S. Treasury
Note (Z)	3.625%	02/15/20	$1,065,000	1,130,397
Note (Z)	2.500	03/31/15	18,500,000	19,362,840
Note	2.500	04/30/15	2,430,000	2,542,198
Note (Z)	2.375	02/28/15	3,495,000	3,640,811

7

John Hancock Investors Trust
As of 7-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

U.S. Government Agency 2.78%				$4,582,411
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru Ctf (Z)	4.500%	03/01/39	$4,381,611	4,582,411

Foreign Government Obligations 2.52%				$4,158,005
(Cost $3,963,781)

Argentina 1.08%				1,785,000
City of Buenos Aires (S)(Z)	12.500%	04/06/15	$1,700,000	1,785,000

Indonesia 0.38%				635,375
Republic of Indonesia (S)(Z)	5.875	03/13/20	575,000	635,375

Mexico 0.51%				835,763
Government of Mexico
Bond (Z)	5.125	01/15/20	315,000	336,263
Note (Z)	5.875	02/17/14	450,000	499,500

South Korea 0.13%				215,140
Korea Development Bank (Z)	4.375	08/10/15	205,000	215,140

Venezuela 0.42%				686,727
Corp. Andina de Fomento	3.750	01/15/16	690,000	686,727

Term Loans (M) 0.36%				$600,670
(Cost $603,744)

Financials 0.36%				600,670
CIT Group, Inc.	9.500%	01/18/12	$588,171	600,670

Collateralized Mortgage Obligations 5.99%				$9,878,023
(Cost $11,948,407)

American Home Mortgage Assets
Series 2006-6, Class XP IO	2.924%	12/25/46	$9,733,266	453,856
American Tower Trust
Series 2007-1A, Class C (S)	5.615	04/15/37	195,000	206,405
Banc of America Funding Corp.
Series 2006-B, Class 6A1 (P)	5.815	03/20/36	674,153	477,220
Bear Stearns Alt-A Trust
Series 2005-3, Class B2 (P)	2.687	04/25/35	400,593	18,829
Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.874	09/20/46	49,820,723	1,919,468
Federal National Mortgage Association
Series 398, Class C3 IO	4.500	05/25/39	1,873,469	356,684
Series 402, Class 3 IO	4.000	11/25/39	1,224,951	258,542
Series 402, Class 4 IO	4.000	10/25/39	2,190,033	458,570
First Horizon Alternative Mortgage Securities
Series 2004-AA5, Class B1 (P)	2.230	12/25/34	255,259	22,768
Global Tower Partners Acquisition Partners LLC
Series 2007-1A, Class G (S)	7.874	05/15/37	360,000	383,202
GSR Mortgage Loan Trust
Series 2006-4F, Class 6A1	6.500	05/25/36	2,931,025	2,600,508
Series 2004-9, Class B1 (P)	3.659	08/25/34	776,651	306,115

8

John Hancock Investors Trust
As of 7-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Collateralized Mortgage Obligations (continued)
Harborview Mortgage Loan Trust
Series 2005-8, Class 1X IO	2.393%	09/19/35	$5,769,282	$219,052
Series 2007-3, Class ES IO	0.350	05/19/47	10,626,540	56,321
Series 2007-4, Class ES IO	0.350	07/19/47	12,002,039	68,172
Series 2007-6, Class ES IO (S)	0.342	08/19/37	8,546,882	56,580
Harborview Net Interest Margin Corp.
Series 2006-9A, Class N2 (H) (S)	8.350	11/19/36	311,205	-
IndyMac Index Mortgage Loan Trust
Series 2004-AR13, Class B1	5.296	01/25/35	312,119	32,014
Series 2005-AR18, Class 1X IO	2.191	10/25/36	11,693,341	395,235
Series 2005-AR18, Class 2X IO	1.901	10/25/36	11,037,483	344,369
Series 2005-AR5, Class B1 (P)	2.750	05/25/35	418,211	13,330
Merrill Lynch Mortgage Investors Trust
Series 2006-AF1, Class MF1 (H) (P)	6.157	08/25/36	1,206,508	49,771
Provident Funding Mortgage Loan Trust
Series 2005-1, Class B1 (P)	2.980	05/25/35	368,879	101,247
Washington Mutual, Inc.
Series 2005-AR1, Class X IO	1.587	01/25/45	15,326,383	530,307
Series 2005-AR4, Class B1 (P)	2.722	04/25/35	1,437,219	302,585
Series 2005-6, Class 1CB	6.500	08/25/35	347,588	246,873

Asset Backed Securities 1.66%				$2,745,335
(Cost $2,898,544)

ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A-5	8.100%	08/15/25	$38,081	35,698
Countrywide Asset-Backed Certificates
Series 2006-3, Class 2A2 (P)	0.508	06/25/36	1,096,678	902,899
DB Master Finance LLC
Series 2006-1, Class-M1 (S)	8.285	06/20/31	1,000,000	920,510
Dominos Pizza Master Issuer LLC
Series 2007-1, Class M1 (S)	7.629	04/25/37	1,000,000	886,228

			Shares	Value

Preferred Stocks 3.07%				$5,068,183
(Cost $4,787,253)

Consumer Discretionary 1.28%				2,109,179

Hotels, Restaurants & Leisure 1.28%
Greektown Superholdings, Inc. (I)(N)			19,074	2,109,179

Energy 0.23%				379,223

Oil, Gas & Consumable Fuels 0.23%
Apache Corp., Series D, 6.000%			6,980	379,223

Financials 1.22%				2,023,200

Commercial Banks 0.64%
Zions Bancorporation, Series E, 11.000%			40,000	1,058,400

9

John Hancock Investors Trust
As of 7-31-10 (Unaudited)

Financials (continued)			Shares	Value

Real Estate Investment Trusts 0.58%
Public Storage, Inc., Depositary Shares, Series W, 6.500% (Z)			40,000	964,800

Utilities 0.34%				556,581

Electric Utilities 0.34%
PPL Corp., 9.500%			10,000	556,581

			Shares	Value

Common Stocks 2.05%				$3,372,587
(Cost $5,637,065)

Consumer Discretionary 0.91%				1,501,508

Auto Components 0.34%
Lear Corp. (I)(Z)			7,164	560,010

Hotels, Restaurants & Leisure 0.07%
Greektown Superholdings, Inc. (I)			978	108,146

Media 0.50%
Charter Communications, Inc., Class A (I)(Z)			11,505	419,933
Dex One Corp. (I)(Z)			20,979	380,139
SuperMedia, Inc. (I)(Z)			1,578	33,280

Materials 1.14%				1,871,079

Paper & Forest Products 1.14%
Smurfit-Stone Container Corp. (I)			89,740	1,871,079

		Maturity	Par value
	Yield*	date		Value

Short-Term Investments 1.82%				$2,999,995
(Cost $2,999,995)

Short-Term Securities 1.82%
Federal Home Loan Bank Discount Notes	0.060%	8-2-10	3,000,000	2,999,995

Total investments (Cost $238,238,269)† 145.96%				$240,777,821

Other assets and liabilities, net (45.96%)				($75,810,808)

Total net assets 100.00%				$164,967,013

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

IO Interest Only Security - Interest Tranche of Stripped Mortgage Pool

LIBOR London Interbank Offered Rate

MTN Medium-Term Note

PIK Paid In Kind

(H) Defaulted security. Currently, the issuer is in default with respect to interest payments.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(N) Variable rate preferred stock.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

10

John Hancock Investors Trust
As of 7-31-10 (Unaudited)

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $79,057,447 or 47.92% of the Fund's net assets as of 7-31-10.

(Z) All or a portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 7-31-10 was $186,025,447.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 7-31-10, the aggregate cost of investment securities for federal income tax purposes was $238,815,006. Net unrealized appreciation aggregated $1,962,815, of which $17,680,922 related to appreciated investment securities and $15,718,107 related to depreciated investment securities.

The portfolio had the following country concentration as a percentage of total investments on 7-31-10:

United States	80%
Canada	3%
Cayman Islands	3%
Mexico	2%
Short-Term Investments & Other	12%

11

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2010, by major security category or type:

			Level 2	Level 3
			Significant	Significant
	Total Market	Level 1 Quoted	Observable	Unobservable
	Value at 7-31-10	Price	Inputs	Inputs
Corporate Bonds	$172,683,475	-	$172,000,300	$683,175
Convertible Bonds	8,012,891	-	8,012,891	-
U.S. Government & Agency Obligations	31,258,657	-	31,258,657	-
Foreign Government Obligations	4,158,005	-	4,158,005	-
Term Loans	600,670	-	600,670	-
Collateralized Mortgage Obligations	9,878,023	-	8,863,046	1,014,977
Asset Backed Securities	2,745,335	-	2,745,335	-
Preferred Stocks	5,068,183	$2,402,423	556,581	2,109,179
Common Stocks	3,372,587	3,264,441	-	108,146
Short-Term Investments	2,999,995	-	2,999,995	-
Total Investments in Securities	$240,777,821	$5,666,864	$231,195,480	$3,915,477
Other Financial Instruments
Futures	($107,659)	($107,659)	-	-
Swaps	($616,671)	-	($616,671)	-
Totals	$240,053,491	$5,559,205	$230,578,809	$3,915,477

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset	Collateralized
	Backed	Mortgage	Corporate	Preferred	Common
	Securities	Obligations	Bonds	Stocks	Stocks	Total
Balance as of 10-31-09	$750,000	$7,526,657	$562,500	-	-	$8,839,157
Accrued discounts/premiums	-	84	12,882	-	-	12,966
Realized gain (loss)	-	2,133,252	2,131	-	-	2,135,383
Change in unrealized appreciation
(depreciation)	-	(2,538,482)	32,053	$172,952		(2,333,477)
Net purchases (sales)	-	(2,961,648)	(62,131)	1,936,227	$108,146	(979,406)
Transfers in and/or out of Level 3	(750,000)	(3,144,886)	135,740	-	-	(3,759,146)
Balance as of 7-31-10	-	$1,014,977	$683,175	$2,109,179	$108,146	$3,915,477

12

During the nine month period ended July 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Term loans (Floating rate loans). Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

Stripped securities. Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully receive its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal because the counterparty or issuer has defaulted on its obligation.

13

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the Fund’s initial investment.

During the nine months ended July 31, 2010, the Fund used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at July 31, 2010. The range of futures contracts notional amounts held by the Fund during the nine months ended July 31, 2010 was $2.6 to $7.3 million.

					UNREALIZED
	NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)
U.S. Treasury 30-Year Bond
Futures	10	Long	Sep 2010	$1,287,188	$41,769
U.S. Treasury 10-Year Note
Futures	22	Short	Sep 2010	(2,723,875)	(73,625)
U.S. Treasury 5-Year Note
Futures	27	Short	Sep 2010	(3,235,359)	(75,803)
Total				($4,672,046)	($107,659)

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts on a periodic basis.

During the nine months ended July 31, 2010, the Fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of July 31, 2010, which are generally representative of the interest rate swap activity. During the nine months ended July 31, 2010, the Fund invested in interest rate swaps with total notional amount as represented below.

	USD	PAYMENTS	PAYMENTS
	NOTIONAL	MADE BY	RECEIVED	EFFECTIVE	MATURITY	UNREALIZED	MARKET
COUNTERPARTY	AMOUNT	FUND	BY FUND	DATE	DATE	(DEPRECIATION)	VALUE
3-month
Bank of America	$28,000,000	4.6875%	LIBOR (a)	9-14-07	9-14-10	($616,671)	($616,671)

(a) At 7-31-10 the 3-month LIBOR rate was 0.45375%.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at July 31, 2010 by risk category:

			Liability
		Asset Derivatives	Derivatives Fair
Risk	Financial Instruments Location	Fair Value	Value
Interest Rate Contracts	Futures	$41,769	($149,428)
	Interest rate swaps	-	(616,671)
Total		$41,769	($766,099)

14

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Investors Trust.

15

P50Q3 7/10
9/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	September 22, 2010

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 22, 2010